Annual Total Returns- Janus Henderson Global Real Estate Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson Global Real Estate Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.54%)	32.37%	6.65%	14.23%	(1.94%)	3.50%	17.72%	(3.13%)	30.88%	1.39%